LOANS (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	$ 347,877,000	$ 341,333,000	$ 333,294,000
Net deferred loan costs	265,000	300,000	454,000
Less allowance for loan losses	(4,999,000)	(5,041,000)	(4,501,000)
Loans receivable, net	343,143,000	336,592,000	329,247,000
Residential Mortgage Loans
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	168,353,000	168,280,000	176,610,000
Residential mortgage loans pledged to FHLBNY as blanket collateral	116,600,000	114,800,000	58,600,000
1-4 Family First Lien Residential Mortgage
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	167,145,000	166,298,000	173,955,000
Construction
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	1,208,000	1,982,000	2,655,000
Commercial Loans
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	154,172,000	147,777,000	131,142,000
Commercial Real Estate
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	102,559,000	95,536,000	82,329,000
Lines of Credit
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	14,883,000	14,444,000	13,748,000
Other Commercial and Industrial Loans
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	33,949,000	32,675,000	31,477,000
Municipal
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	2,781,000	5,122,000	3,588,000
Consumer Loans
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	25,352,000	25,276,000	25,542,000
Home Equity and Junior Liens
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	21,387,000	21,110,000	22,073,000
Other Consumer
Notes, Loans and Financing Receivable, Net [Abstract]
Total loans	$ 3,965,000	$ 4,166,000	$ 3,469,000